Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)
January 31, 2024
The Equity Specialists

DAVIS GLOBAL FUND
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (100.20%)
COMMUNICATION SERVICES – (12.09%)
Media & Entertainment – (12.09%)
Alphabet Inc., Class C *	137,370	$19,479,066
ASAC II L.P. *(a)(b)(c)	35,352	37,208
IAC Inc. *	148,960	7,479,282
Liberty Media Corp., Liberty Formula One, Series A *	156,940	9,587,464
Liberty Media Corp., Liberty Formula One, Series C *	89,225	6,000,381
Meta Platforms, Inc., Class A *	115,400	45,022,156
Total Communication Services		87,605,557
CONSUMER DISCRETIONARY – (21.85%)
Consumer Discretionary Distribution & Retail – (12.76%)
Amazon.com, Inc. *	213,310	33,105,712
Coupang, Inc., Class A (South Korea) *	420,030	5,880,420
JD.com, Inc., Class A (China)	59,630	672,396
JD.com, Inc., Class A, ADR (China)	545,885	12,309,707
Naspers Ltd. - N (South Africa)	52,631	8,827,477
Prosus N.V., Class N (Netherlands)	1,068,147	31,592,525
		92,388,237
Consumer Durables & Apparel – (0.95%)
Fila Holdings Corp. (South Korea)	224,900	6,851,350
Consumer Services – (8.14%)
Delivery Hero SE (Germany) *	373,030	8,463,783
Meituan, Class B (China) *	3,319,799	26,701,884
MGM Resorts International *	549,420	23,828,345
		58,994,012
Total Consumer Discretionary		158,233,599
CONSUMER STAPLES – (0.98%)
Food, Beverage & Tobacco – (0.98%)
Darling Ingredients Inc. *	164,240	7,111,592
Total Consumer Staples		7,111,592
ENERGY – (0.99%)
Tourmaline Oil Corp. (Canada)	166,230	7,187,288
Total Energy		7,187,288
FINANCIALS – (40.47%)
Banks – (19.24%)
Danske Bank A/S (Denmark)	2,354,690	63,226,857
DBS Group Holdings Ltd. (Singapore)	1,293,394	30,634,403
Metro Bank Holdings PLC (United Kingdom) *	5,838,890	2,644,826
Wells Fargo & Co.	853,470	42,827,124
		139,333,210
Financial Services – (13.69%)
Capital Markets – (3.91%)
Julius Baer Group Ltd. (Switzerland)	497,650	27,092,762
Noah Holdings Ltd., Class A, ADS (China)	105,910	1,249,738
		28,342,500
Consumer Finance – (6.52%)
Capital One Financial Corp.	348,750	47,192,850
Financial Services – (3.26%)
Berkshire Hathaway Inc., Class B *	61,610	23,642,221
		99,177,571
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (7.54%)
Life & Health Insurance – (6.43%)
AIA Group Ltd. (Hong Kong)	2,126,780	$16,679,094
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	7,113,160	29,900,460
		46,579,554
Property & Casualty Insurance – (1.11%)
Markel Group Inc. *	5,370	8,041,199
		54,620,753
Total Financials		293,131,534
HEALTH CARE – (6.61%)
Health Care Equipment & Services – (2.94%)
Cigna Group	39,040	11,749,088
Humana Inc.	320	120,979
Quest Diagnostics Inc.	73,540	9,444,742
		21,314,809
Pharmaceuticals, Biotechnology & Life Sciences – (3.67%)
Viatris Inc.	2,254,350	26,533,700
Total Health Care		47,848,509
INDUSTRIALS – (4.45%)
Capital Goods – (2.01%)
AGCO Corp.	59,430	7,270,072
Owens Corning	48,130	7,293,139
		14,563,211
Transportation – (2.44%)
DiDi Global Inc., Class A, ADS (China) *	5,041,678	17,645,873
Total Industrials		32,209,084
INFORMATION TECHNOLOGY – (6.92%)
Semiconductors & Semiconductor Equipment – (2.32%)
Applied Materials, Inc.	102,360	16,817,748
Software & Services – (0.38%)
Clear Secure, Inc., Class A	143,940	2,739,178
Technology Hardware & Equipment – (4.22%)
Hollysys Automation Technologies Ltd. (China) *	101,704	2,516,157
Samsung Electronics Co., Ltd. (South Korea)	516,810	28,081,817
		30,597,974
Total Information Technology		50,154,900
MATERIALS – (3.53%)
Teck Resources Ltd., Class B (Canada)	639,110	25,570,791
Total Materials		25,570,791
REAL ESTATE – (2.31%)
Real Estate Management & Development – (2.31%)
KE Holdings Inc., Class A, ADR (China) *	1,181,940	16,748,090
Total Real Estate		16,748,090
TOTAL COMMON STOCK – (Identified cost $592,588,346)		725,800,944

DAVIS GLOBAL FUND
Schedule of Investments - (Continued)
January 31, 2024 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (0.46%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (d)	$1,693,000	$1,693,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (e)	1,627,000	1,627,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,320,000)		3,320,000
Total Investments – (100.66%) – (Identified cost $595,908,346)		729,120,944
Liabilities Less Other Assets – (0.66%)		(4,807,142)
Net Assets – (100.00%)		$724,313,802

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $37,208 or 0.01% of the Fund's net assets as of January 31, 2024.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 01/31/24, repurchase value of $1,693,249 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 5.50%, 12/01/34-08/20/53, total market value $1,726,860).
(e)
Dated 01/31/24, repurchase value of $1,627,240 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/15/24-10/20/73, total market value
$1,659,540).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (99.08%)
CONSUMER DISCRETIONARY – (24.81%)
Consumer Discretionary Distribution & Retail – (15.48%)
Alibaba Group Holding Ltd., ADR (China)	29,170	$2,105,199
Coupang, Inc., Class A (South Korea) *	98,950	1,385,300
JD.com, Inc., Class A, ADR (China)	159,950	3,606,872
Naspers Ltd. - N (South Africa)	44,130	7,401,656
Prosus N.V., Class N (Netherlands)	253,660	7,502,488
		22,001,515
Consumer Durables & Apparel – (3.41%)
Fila Holdings Corp. (South Korea)	159,050	4,845,297
Consumer Services – (5.92%)
Delivery Hero SE (Germany) *	89,540	2,031,598
Meituan, Class B (China) *	792,841	6,376,997
		8,408,595
Total Consumer Discretionary		35,255,407
ENERGY – (0.99%)
Tourmaline Oil Corp. (Canada)	32,650	1,411,688
Total Energy		1,411,688
FINANCIALS – (38.14%)
Banks – (22.17%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	74,830	2,269,594
Danske Bank A/S (Denmark)	579,160	15,551,290
DBS Group Holdings Ltd. (Singapore)	435,710	10,319,915
DNB Bank ASA (Norway)	129,252	2,512,621
Metro Bank Holdings PLC (United Kingdom) *	1,860,402	842,701
		31,496,121
Financial Services – (6.02%)
Capital Markets – (6.02%)
Julius Baer Group Ltd. (Switzerland)	143,550	7,815,063
Noah Holdings Ltd., Class A, ADS (China)	62,940	742,692
		8,557,755
Insurance – (9.95%)
Life & Health Insurance – (9.95%)
AIA Group Ltd. (Hong Kong)	966,900	7,582,832
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,559,760	6,556,515
		14,139,347
Total Financials		54,193,223
INDUSTRIALS – (12.90%)
Capital Goods – (9.33%)
Ferguson plc	22,460	4,219,335
ITOCHU Corp. (Japan)	48,200	2,187,514
Schneider Electric SE (France)	34,880	6,852,176
		13,259,025
Transportation – (3.57%)
DiDi Global Inc., Class A, ADS (China) *	1,450,206	5,075,721
Total Industrials		18,334,746
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (15.28%)
Semiconductors & Semiconductor Equipment – (3.66%)
Tokyo Electron Ltd. (Japan)	28,010	$5,197,884
Technology Hardware & Equipment – (11.62%)
Hollysys Automation Technologies Ltd. (China) *	211,916	5,242,802
Samsung Electronics Co., Ltd. (South Korea)	207,340	11,266,198
		16,509,000
Total Information Technology		21,706,884
MATERIALS – (4.46%)
Teck Resources Ltd., Class B (Canada)	158,310	6,333,983
Total Materials		6,333,983
REAL ESTATE – (2.50%)
Real Estate Management & Development – (2.50%)
KE Holdings Inc., Class A, ADR (China) *	251,080	3,557,804
Total Real Estate		3,557,804
TOTAL COMMON STOCK – (Identified cost $132,725,838)		140,793,735

	Principal	Value
SHORT-TERM INVESTMENTS – (0.90%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (a)	$653,000	$653,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (b)	628,000	628,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,281,000)		1,281,000
Total Investments – (99.98%) – (Identified cost $134,006,838)		142,074,735
Other Assets Less Liabilities – (0.02%)		33,127
Net Assets – (100.00%)		$142,107,862

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 01/31/24, repurchase value of $653,096 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 4.50%, 09/15/31-02/01/50, total market value $666,060).
(b)
Dated 01/31/24, repurchase value of $628,092 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/15/24-10/20/73, total market value $640,560).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments
January 31, 2024 (Unaudited)

Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
January 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of January 31, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$87,568,349	$–
Consumer Discretionary	75,124,184	7,097,371
Consumer Staples	7,111,592	–
Energy	7,187,288	1,411,688
Financials	122,953,132	3,012,286
Health Care	47,848,509	–
Industrials	32,209,084	9,295,056
Information Technology	22,073,083	5,242,802
Materials	25,570,791	6,333,983
Real Estate	16,748,090	3,557,804
Total Level 1	444,394,102	35,950,990
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	83,109,415	28,158,036
Financials	170,178,402	51,180,937
Industrials	–	9,039,690
Information Technology	28,081,817	16,464,082
Short-Term Investments	3,320,000	1,281,000
Total Level 2	284,689,634	106,123,745
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	37,208	–
Total Level 3	37,208	–
Total Investments	$729,120,944	$142,074,735

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2024 was $0 for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at November 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2024
Davis Global Fund
Investments in Securities:
Common Stock	$37,208	$–	$–	$–	$–	$–	$–	$37,208
Total Level 3	$37,208	$–	$–	$–	$–	$–	$–	$37,208

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
January 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at January 31, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$37,208	Discounted Cash Flow	Annualized Yield	6.507%	Decrease
Total Level 3	$37,208
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At January 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global Fund	Davis International Fund
Cost	$606,700,734	$139,534,586

Unrealized appreciation	211,708,309	27,973,987
Unrealized depreciation	(89,288,099)	(25,433,838)
Net unrealized appreciation	$122,420,210	$2,540,149